Partners' Equity - Incentive Distribution Rights (Details)	33 Months Ended	59 Months Ended
	Dec. 31, 2021	Mar. 31, 2019
GasLog Ltd.
Owners' Capital/Partners' Equity
Percentage of IDRs held		100.00%
Common units
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	98.00%
General partner units
Owners' Capital/Partners' Equity
Marginal percentage interest in distributions	2.00%